OTHER INFORMATION	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTHER INFORMATION
27.	OTHER INFORMATION

In December 2018, we became aware that the Penalty Proceedings Authority and CVM’s Specialized Federal Attorney had issued Punitive Administrative Proceedings Reports proposing that certain executives, directors, and shareholders be held accountable for the alleged violations of the Brazilian Corporate Law (Law 6404/1976) in connection with the facts related to the restructuring between Oi and Pharol (former Portugal Telecom) announced in October 2013 and the public offer for distribution of Oi shares completed in May 2014.

The Company is not a party to these proceedings. As for the mentioned executives, if they are considered accountable in these Punitive Administrative Proceedings, they will be subject to a penalty that can range from a warning to interdiction, for a period of up to 20 years, to act as member of a board of directors or executive committee of publicly-held corporations in Brazil.